Semiannual Report - Financial Statements

T. Rowe Price

Tax-Efficient Balanced Fund

August 31, 2002



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year       6/30/97
               Ended      Ended      Through
               8/31/02    2/28/02    2/28/01    2/29/00    2/28/99    2/28/98

NET ASSET VALUE

Beginning of
period         $  13.17   $  13.59   $  13.76   $  12.72   $  11.34   $  10.00

Investment activities

  Net investment
  income (loss)    0.14       0.25       0.29*      0.25*      0.24*      0.15*

  Net realized
  and unrealized
  gain (loss)     (1.09)     (0.42)     (0.17)      1.06       1.38       1.34

  Total from
  investment
  activities      (0.95)     (0.17)      0.12       1.31       1.62       1.49

Distributions
  Net investment
  income          (0.12)     (0.25)     (0.29)     (0.27)     (0.24)     (0.15)

NET ASSET VALUE

End of
period         $  12.10   $  13.17   $  13.59   $  13.76   $  12.72   $  11.34
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total
return^           (7.26)%    (0.94)%     0.87%*    10.42%*    14.45%*    14.96%*

Ratio of total
expenses to average
net assets          1.07%!     0.98%      1.00%*    1.00%*     1.00%*    1.00%*!

Ratio of net
investment income
(loss) to average
net assets          2.15%!     2.19%      2.11%*     1.99%*    2.03%*    2.31%*!

Portfolio
turnover rate       16.3%!     24.3%      19.1%      40.0%      19.8%    12.5%!

Net assets,
end of period
(in thousands) $ 43,577   $ 48,094   $ 51,050   $ 43,248   $ 33,767   $ 17,714

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through 2/28/01.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2002


Statement of Net Assets                         Shares/Par                Value
--------------------------------------------------------------------------------
                                                             In thousands


Common Stocks  46.9%

CONSUMER DISCRETIONARY  10.0%

Hotels, Restaurants & Leisure   0.2%

Starbucks *                                          5,200      $           105
                                                                            105

Media  6.1%
AOL Time Warner *                                   21,500                  272
Clear Channel Communications *                      12,146                  415
Disney                                              15,200                  238
Interpublic Group                                    8,300                  151
McGraw-Hill                                          3,500                  222
Omnicom                                              7,000                  423
Univision Communications, Class A *                  5,000                  117
Viacom, Class B *                                   15,582                  634
WPP Group ADR                                        4,800                  178
                                                                          2,650

Multiline Retail  1.9%
Dollar General                                       4,806                   72
Family Dollar Stores                                 5,700                  163
Wal-Mart                                            11,300                  604
                                                                            839

Specialty Retail  1.6%
Bed Bath & Beyond *                                  3,600                  116
Home Depot                                           8,700                  287
Tiffany                                              8,200                  203
Williams-Sonoma *                                    4,400                  101
                                                                            707

Textiles, Apparel, & Luxury Goods  0.2%
Nike, Class B                                        1,600                   69
                                                                             69

Total Consumer Discretionary                                              4,370

CONSUMER STAPLES  5.0%

Beverages  1.6%
Anheuser-Busch                                       2,400                  128
Coca-Cola                                            5,500                  280
PepsiCo                                              6,700      $           265
                                                                            673

Food & Drug Retailing  0.9%
CVS                                                  2,500                   73
Sysco                                                6,000                  170
Walgreen                                             3,900                  136
                                                                            379

Food Products  0.5%
General Mills                                        2,900                  122
Wrigley                                              2,100                  107
                                                                            229

Household Products  1.5%
Colgate-Palmolive                                    3,200                  174
Kimberly-Clark                                       2,600                  156
Procter & Gamble                                     3,800                  337
                                                                            667

Personal Products  0.5%
Avon                                                 1,700                   83
Gillette                                             4,500                  142
                                                                            225

Total Consumer Staples                                                    2,173

FINANCIALS  10.6%
Banks  2.1%
Bank of New York                                     7,900                  278
Mellon Financial                                     6,200                  171
Northern Trust                                       5,500                  235
Wells Fargo                                          4,500                  235
                                                                            919

Diversified Financials  6.1%
American Express                                     3,900                  141
Charles Schwab                                      19,935                  183
Citigroup                                           16,500                  540
Fannie Mae                                           8,300                  629
Franklin Resources                                   5,900                  207
Freddie Mac                                          9,400                  603
Moody's                                              1,600                   77
State Street                                         6,400      $           277
                                                                          2,657

Insurance  2.4%
AMBAC                                                2,300                  132
American International Group                         6,582                  413
Marsh & McLennan                                     9,900                  482
                                                                          1,027

Total Financials                                                          4,603

HEALTH CARE  9.0%
Biotechnology  0.3%
Amgen *                                              2,700                  122
                                                                            122

Health Care Equipment & Supplies  0.9%
Baxter International                                 1,200                   44
Guidant *                                            4,000                  147
Medtronic                                            5,200                  214
                                                                            405

Health Care Providers & Services  0.5%
Cardinal Health                                      1,000                   65
UnitedHealth Group                                   1,500                  132
                                                                            197

Pharmaceuticals  7.3%
Abbott Laboratories                                  5,900                  236
AstraZeneca ADR                                      1,500                   44
Eli Lilly                                            4,700                  273
GlaxoSmithKline ADR                                  8,820                  334
Johnson & Johnson                                    9,600                  521
Merck                                                5,300                  268
Pfizer                                              23,275                  770
Pharmacia                                            4,790                  209
Schering-Plough                                      6,700                  155
Wyeth                                                8,700                  372
                                                                          3,182

Total Health Care                                                         3,906

INDUSTRIALS & BUSINESS SERVICES  4.9%

Aerospace & Defense  0.2%
Boeing                                               1,800      $            67
                                                                             67

Air Freight & Logistics  0.3%
Expeditors International of Washington               4,900                  129
                                                                            129

Commercial Services & Supplies  2.7%
Apollo Group, Class A *                              1,250                   52
Automatic Data Processing                            4,800                  181
Certegy *                                            1,100                   36
Cintas                                               2,750                  121
Concord EFS *                                        4,500                   92
Devry *                                              3,400                   61
Equifax                                              2,200                   51
First Data                                          10,000                  348
Paychex                                              4,650                  109
Robert Half International *                          7,400                  128
                                                                          1,179

Industrial Conglomerates  1.6%
GE                                                  23,700                  715
                                                                            715

Machinery  0.1%
Illinois Tool Works                                    900                   62
                                                                             62

Total Industrials & Business Services                                     2,152

INFORMATION TECHNOLOGY  6.9%

Communications Equipment  0.7%
Cisco Systems *                                     20,300                  280
Nokia ADR                                            2,000                   27
                                                                            307

Computers & Peripherals  0.4%
Dell Computer *                                      5,500                  146
EMC *                                                3,900                   27
                                                                            173

Electronic Equipment & Instruments  0.4%
Molex, Class A                                       3,687      $            94
Symbol Technologies                                  7,762                   71
                                                                            165

Semiconductor Equipment & Products  3.2%
Altera *                                            10,700                  115
Analog Devices *                                     7,000                  169
Applied Materials *                                  5,200                   69
Broadcom, Class A *                                  1,000                   16
Intel                                               16,800                  280
Linear Technology                                    7,900                  207
Maxim Integrated Products *                          7,700                  243
Texas Instruments                                    8,200                  162
Xilinx *                                             7,200                  139
                                                                          1,400

Software  2.2%
BMC Software *                                       2,000                   28
Computer Associates                                  2,000                   22
Intuit *                                             1,600                   71
Microsoft *                                         14,000                  687
Oracle *                                            17,700                  170
                                                                            978

Total Information Technology                                              3,023

MATERIALS  0.4%

Chemicals  0.4%
Ecolab                                               2,300                  103
Valspar                                              1,500                   61

Total Materials                                                             164

TELECOMMUNICATION SERVICES  0.1%

Wireless Telecommunication Services  0.1%
Vodafone ADR                                         4,000                   64

Total Telecommunication Services                                             64

Total Common Stocks (Cost  $17,991)                                      20,455

Municipal Bonds  53.4%

ALABAMA  0.2%
Birmingham Water & Sewer,
5.25%, 1/1/22 (MBIA Insured)               $           100      $           104

Total Alabama (Cost  $103)                                                  104

ARIZONA  1.3%
Phoenix, 5.875%, 7/1/18
(Prerefunded 7/1/10!)                                  500                  581

Total Arizona (Cost  $512)                                                  581

CONNECTICUT  0.9%

Mashantucket Western Pequot Tribe
    5.50%, 9/1/28                                      200                  195
  144A, 5.75%, 9/1/27                                  200                  200

Total Connecticut (Cost  $358)                                              395

DISTRICT OF COLUMBIA  4.1%
District of Columbia, GO
    6.00%, 6/1/15 (MBIA Insured)                     1,000                1,183
    6.00%, 6/1/17 (MBIA Insured)                       500                  590

Total District of Columbia (Cost  $1,527)                                 1,773

GEORGIA  2.8%
Georgia, GO, 6.25%, 8/1/13                           1,000                1,217

Total Georgia (Cost  $1,082)                                              1,217

ILLINOIS  0.8%

Chicago O'Hare Int'l. Airport,
  United Airlines, 6.30%, 5/1/16                       500                  102
Chicago Water, 5.75%, 11/1/30
  (AMBAC Insured)                                      200                  226

Total Illinois (Cost  $718)                                                 328

INDIANA  0.5%
Goshen, Greencroft Obligated Group,
  5.75%, 8/15/28                                       250                  217

Total Indiana (Cost  $246)                                                  217

LOUISIANA  0.6%
West Feliciana Parish, PCR,
  Entergy, 5.65%, 9/1/04                   $           250      $           257

Total Louisiana (Cost  $250)                                                257

MARYLAND  3.3%
Baltimore, 6.00%, 7/1/18 (FSA Insured)
  (Prerefunded 7/1/10!)                              1,000                1,174
Maryland HHEFA, Univ. of Maryland Medical System
  6.625%, 7/1/20                                       250                  274
Total Maryland (Cost  $1,303)                                             1,448

MASSACHUSETTS  2.7%
Massachusetts Water Pollution Abatement Trust
  Massachusetts Water Resources Auth.
  6.00%, 8/1/18                                      1,000                1,188
Total Massachusetts (Cost  $1,014)                                        1,188

MICHIGAN  3.7%
Michigan Hosp. Fin. Auth., Ascension Health,
  5.20%, 11/15/05                                    1,000                1,088
Univ. of Michigan Regents
  Univ. of Michigan Hosp.
    VRDN (Currently 1.80%)                             500                  500
Total Michigan (Cost  $1,500)                                             1,588

MISSOURI  0.6%
St. Louis Airport, 6.25%, 1/1/03                       250                  253

Total Missouri (Cost  $251)                                                 253

NEW JERSEY  0.9%
New Jersey Economic Dev. Auth.
  Franciscan Oaks
    5.75%, 10/1/23                                     100                   87
New Jersey Housing & Mortgage Fin. Agency
  Multi-Family
    5.55%, 11/1/09 (FSA Insured)                       260                  285
Total New Jersey (Cost  $359)                                               372

NEW MEXICO  1.1%
New Mexico Mortgage Fin. Auth., Single Family,
  6.00%, 3/1/27                            $           470      $           497
Total New Mexico (Cost  $470)                                               497

NEW YORK  3.1%
Dormitory Auth. of the State of New York
  State Univ. Ed. Fac.
    5.40%, 5/15/23                                     250                  255
New York City Transitional Fin. Auth
    5.75%, 11/15/20                                    500                  550
    5.875%, 11/1/16                                    500                  565

Total New York (Cost  $1,234)                                             1,370

NORTH CAROLINA  0.7%
Eastern Municipal Power Agency,
  6.00%, 1/1/05                                        300                  309
Total North Carolina (Cost  $304)                                           309

OKLAHOMA  0.2%
Oklahoma Dev. Fin. Auth., Inverness Village,
  8.00%, 2/1/32                                        100                   99

Total Oklahoma (Cost  $97)                                                   99

OREGON  1.3%
Portland Sewer Systems, 5.75%, 8/1/20
  (FGIC Insured)                                       500                  550
Total Oregon (Cost  $511)                                                   550

PENNSYLVANIA  3.0%
Allegheny County Hosp. Dev. Auth.
  West Penn Allegheny Health System
    9.25%, 11/15/22                                    100                  109
Beaver County IDA, PCR, FirstEnergy,
    4.85%, 6/1/04                                      500                  504
Bucks County IDA, Chandler Hall,
    6.30%, 5/1/29                                      250                  232
Montgomery County HHEFA
  Faulkeways at Gwynedd
    6.75%, 11/15/24                                    200                  212
West Shore Area Auth., Holy Spirit Hosp.,
    6.20%, 1/1/26                          $           250      $           254

Total Pennsylvania (Cost  $1,253)                                         1,311

SOUTH CAROLINA  1.2%
South Carolina Transportation Infrastructure
    5.50%, 10/1/22 (AMBAC Insured)                     500                  530
Total South Carolina (Cost  $513)                      530

TEXAS  7.8%
Brazos River Auth., Reliant Energy,
    5.20%, 12/1/02                                     500                  489
Dallas County Utility & Reclamation Dist.
    5.875%, 2/15/29 (AMBAC Insured)                  1,000                1,062
Harris County Health Fac. Dev.
  Memorial Hermann Healthcare System
    6.375%, 6/1/29                                     250                  265
Houston, TAN, 6.40%, 6/1/27                            250                  275
Houston Water & Sewer System
    5.375%, 12/1/27 (FGIC Insured)                   1,000                1,026
    5.75%, 12/1/16 (AMBAC Insured)                     250                  282

Total Texas (Cost  $3,139)                                                3,399

UTAH  2.0%
Intermountain Power Agency
    5.375%, 7/1/08 (Escrowed to Maturity)              540                  561
    5.375%, 7/1/08                                     310                  321

Total Utah (Cost  $854)                                                     882

VIRGINIA  3.1%
Arlington County IDA
  Virginia Hospital Center Arlington
    5.50%, 7/1/18                                      500                  527
Henrico County Economic Dev. Auth.
  Regional Jail
    6.125%, 11/1/19                                    250                  284
Virginia HDA, Multi-Family, 5.60%, 11/1/18             500                  526
Total Virginia (Cost  $1,235)                                             1,337

WASHINGTON  2.4%
Port of Seattle, 5.50%, 2/1/26
  (MBIA Insured)                           $         1,000      $         1,039
Total Washington (Cost  $968)                                             1,039

WEST VIRGINIA  3.8%
West Virginia, GO, 5.75%, 6/1/15                     1,000                1,110
West Virginia Building Commission
  5.375%, 7/1/21 (AMBAC Insured)                       500                  545
Total West Virginia (Cost  $1,572)                                        1,655

WISCONSIN 1.3% Wisconsin HEFA, Childrens Hosp.
  5.625%, 2/15/15 (AMBAC Insured)                      500                  569

Total Wisconsin (Cost  $519)                                                569

Total Municipal Bonds (Cost  $21,892)                                    23,268

Total Investments in Securities
100.3% of Net Assets (Cost  $39,883)                 $43,723

Other Assets Less Liabilities                                              (146)

NET ASSETS                                                      $        43,577
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           105

Undistributed net realized gain (loss)                                   (3,047)

Net unrealized gain (loss)                                                3,840

Paid-in-capital applicable to 3,600,928
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                                                   42,679

NET ASSETS                                                      $        43,577
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         12.10
                                                                ---------------

*     Non-income producing
!     Used in determining portfolio maturity
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $200 and represents 0.5% of net assets.
ADR   American Depository Receipts
AMBAC AMBAC Indemnity Corp.
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assurance Corp.
GO    General Obligation
HDA   Housing Development Authority
HEFA  Health & Educational Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA   Industrial Development Authority/Agency
MBIA  Municipal Bond Investors Assurance Corp.
PCR   Pollution Control Revenue
TAN   Tax Anticipation Note
VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                             6 Months
                                                                Ended
                                                              8/31/02

Investment Income (Loss)

Income
  Interest                                                 $      645
  Dividend                                                        108
  Total income                                                    753

Expenses
  Investment management                                           122
  Custody and accounting                                           56
  Shareholder servicing                                            27
  Prospectus and shareholder reports                               21
  Registration                                                     13
  Legal and audit                                                   7
  Directors                                                         3
  Miscellaneous                                                     2
  Total expenses                                                  251

Net investment income (loss)                                      502

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                           (397)

Change in net unrealized gain (loss) on securities             (3,653)

Net realized and unrealized gain (loss)                        (4,050)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   (3,548)
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/02              2/28/02

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)               $           502      $         1,096
Net realized gain (loss)                              (397)              (1,067)
Change in net unrealized gain (loss)                (3,653)                (607)
Increase (decrease) in net
assets from operations                              (3,548)                (578)

Distributions to shareholders
Net investment income                                 (417)              (1,077)

Capital share transactions *
Shares sold                                          2,580                5,311
Distributions reinvested                               305                  841
Shares redeemed                                     (3,439)              (7,463)
Redemption fees received                                 2                   10
Increase (decrease) in net assets from
capital share transactions                            (552)              (1,301)

Net Assets

Increase (decrease) during period                   (4,517)              (2,956)

Beginning of period                                 48,094               51,050

End of period                              $        43,577      $        48,094
                                           ---------------      ---------------

*Share information
Shares sold                                            202                  399
Distributions reinvested                                24                   64
Shares redeemed                                       (278)                (567)
Increase (decrease) in shares outstanding              (52)                (104)

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2002


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Redemption Fees A 1% fee is assessed on redemptions of fund shares held less than one year. Such fees are retained by the fund and have the primary effect of increasing paid-in capital.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $3,774,000 and $4,784,000, respectively, for the six months ended August 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2002.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year; consequently, $585,000 of realized losses recognized for financial reporting purposes in the fiscal year ended February 28, 2002, were recognized for tax purposes on March 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2002, the fund had $2,065,000 of unused capital loss carryforwards, of which $17,000 expire in 2006, $425,000 expire in 2007, and $1,623,000 thereafter through 2010.

At August 31, 2002, the cost of investments for federal income tax purposes was $39,878,000. Net unrealized gain aggregated $3,845,000 at period-end, of which $5,336,000 related to appreciated investments and $1,491,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The invest-ment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $19,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $63,000 for the six months ended August 31, 2002, of which $13,000 was payable at period-end.



T. Rowe Price Investment Services and Information


Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services


T. Rowe Price Retirement Services

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


INVESTMENT VEHICLES

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans
T. Rowe Price Retirement Services

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com


ACCOUNT INFORMATION

Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.


FINANCIAL TOOLS AND CALCULATORS

College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


INVESTMENT TRACKING AND INFORMATION

My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.



T. Rowe Price College Planning
--------------------------------------------------------------------------------

College Planning

With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

Advisory Services

If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Morningstar(registered trademark) Clear Future(servicemark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!!

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. ROWE PRICE INVEST WITH CONFIDENCE (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

F119-051   8/31/02